FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets related to foreign currency derivative hedging contracts		$ 1,303
Financial Liabilities:
Foreign currency derivative contracts		(362)
Contingent consideration related to Mailvision And NSC's former shareholders	(556)	(115)
Total financial liabilities	(556)	(477)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts		1,303
Financial Liabilities:
Foreign currency derivative contracts		(362)
Contingent consideration related to Mailvision And NSC's former shareholders	0	0
Total financial liabilities	0	(362)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts		0
Financial Liabilities:
Foreign currency derivative contracts		0
Contingent consideration related to Mailvision And NSC's former shareholders	(556)	(115)
Total financial liabilities	$ (556)	$ (115)